Shareholders' Equity (Compensation Expenses) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 208.99	$ 186.90	$ 163.30
Exercise price range
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 208.99
2018 Equity Incentive Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	$ 26,391	$ 15,760	$ 12,141
2018 Equity Incentive Plan | Cost of revenues
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	3,960	2,365	1,822
2018 Equity Incentive Plan | General and administration expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	22,431	13,395	10,319
2018 Phantom Bonus Retention Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	1,868	1,101	10,589
2018 Phantom Bonus Retention Plan | Cost of revenues
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	1,481	575	6,164
2018 Phantom Bonus Retention Plan | General and administration expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	281	460	2,635
2018 Phantom Bonus Retention Plan | Marketing and selling
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	$ 106	$ 66	$ 1,790